Financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Carrying value and fair value of financial instruments [Table Text Block]
The carrying value and fair value of financial instruments by each category as at March 31, 2018 were as follows:

	Note	Loans and receivables		Available- for-sale		Held-to- maturity(3)		Other financial liabilities		Derivatives		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	14	Rs.	2,638	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	2,638	Rs.	2,638
Other investments	10		41		15,973		4,865		-		-		20,879		20,879
Trade and other receivables	12		40,786		-		-		-		-		40,786		40,786
Derivative financial instruments			-		-		-		-		103		103		103
Other assets(1)	13		2,273		-		-		-		-		2,273		2,273
Total		Rs.	45,738	Rs.	15,973	Rs.	4,865	Rs.	-	Rs.	103	Rs.	66,679	Rs.	66,679
Liabilities:
Trade and other payables	21	Rs.	-	Rs.	-	Rs.	-	Rs.	16,052	Rs.	-	Rs.	16,052	Rs.	16,052
Derivative financial instruments			-		-		-		-		85		85		85
Long-term borrowings	17		-		-		-		25,152		-		25,152		25,152
Short-term borrowings	17		-		-		-		25,466		-		25,466		25,466
Bank overdraft	14		-		-		-		96		-		96		96
Other liabilities and provisions(2)	20, 22		-		-		-		20,712		-		20,712		20,712
Total		Rs.	-	Rs.	-	Rs.	-	Rs.	87,478	Rs.	85	Rs.	87,563	Rs.	87,563

The carrying value and fair value of financial instruments by each category as at March 31, 2017 were as follows:

	Note	Loans and receivables		Available for sale		Other financial liabilities		Derivatives		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	14	Rs.	3,866	Rs.	-	Rs.	-	Rs.	-	Rs.	3,866	Rs.	3,866
Other investments	10		3,403		16,104		-		-		19,507		19,507
Trade and other receivables	12		38,271		-		-		-		38,271		38,271
Derivative financial instruments			-		-		-		262		262		262
Other assets(1)	13		1,916		-		-		-		1,916		1,916
Total		Rs.	47,456	Rs.	16,104	Rs.	-	Rs.	262	Rs.	63,822	Rs.	63,822
Liabilities:
Trade and other payables	21	Rs.	-	Rs.	-	Rs.	13,417	Rs.	-	Rs.	13,417	Rs.	13,417
Derivative financial instruments			-		-		-		10		10		10
Long-term borrowings	17		-		-		5,571		-		5,571		5,571
Short-term borrowings	17		-		-		43,539		-		43,539		43,539
Bank overdraft	14		-		-		87		-		87		87
Other liabilities and provisions(2)	20, 22		-		-		20,391		-		20,391		20,391
Total		Rs.	-	Rs.	-	Rs.	83,005	Rs.	10	Rs.	83,015	Rs.	83,015

(1) Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.13,058 and Rs.11,037 as of March 31, 2018 and 2017, respectively, are not included.

(2) Other liabilities that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.9,321 and Rs.10,087 as of March 31, 2018 and 2017, respectively, are not included.

(2) Interest accrued but not due on held-to-maturity investments is included in other current assets.

Disclosure of fair value measurement [text block]
The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2018:

Particulars	Level 1		Level 2		Level 3		Total
Available for sale - Financial asset - Investments in units of mutual funds	Rs.	14,778	Rs.	-	Rs.	-	Rs.	14,778
Available for sale - Financial asset - Investment in equity securities		1,195		-		-		1,195
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts(1)		-		18		-		18

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2017:

Particulars	Level 1		Level 2		Level 3		Total
Available for sale - Financial asset - Investments in units of mutual funds	Rs.	11,141	Rs.	-	Rs.	-	Rs.	11,141
Available for sale - Financial asset - Investment in equity securities		4,963		-		-		4,963
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts(1)		-		252		-		252

(1) The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.

Disclosure of detailed information about of gain/loss recognized in Respect of derivative contracts [Text Block]
The following table presents details in respect of the gain/(loss) recognized in respect of derivative contracts during the applicable year ended:

	For the Year Ended March 31,
	2018		2017		2016
Net gain recognized in finance costs in respect of foreign exchange derivative contracts	Rs.	168	Rs.	699	Rs.	231
Net gain/(loss) recognized in equity in respect of hedges of highly probable forecast transactions		(82)		968		966
Net gain/(loss) recognized as component of revenue		651		(683)		(1,172)

Disclosure of notional amount of outstanding foreign exchange derivative contracts [Table Text Block]
The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2018.

Category	Instrument	Currency	Cross Currency(1)	Amounts		Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	U.S.$	INR	U.S.$	72	Sell
	Forward contract	GBP	USD	GBP	31	Buy
	Forward contract	U.S.$	RUB	U.S.$	38	Buy
	Option contract	U.S.$	INR	U.S.$	65	Sell

Hedges of highly probable forecast transactions	Forward contract	RUB	INR	RUB	1,080	Sell
	Option contract	U.S.$	INR	U.S.$	240	Sell

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2017.

Category	Instrument	Currency	Cross Currency(1)	Amounts		Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	U.S.$	INR	U.S.$	193.5	Sell
	Forward contract	U.S.$	RON	U.S.$	3.0	Buy
	Forward contract	U.S.$	RUB	U.S.$	20.0	Buy
	Forward contract	EUR	U.S.$	EUR	95.0	Sell
	Forward contract	GBP	U.S.$	GBP	14.1	Buy
	Option contract	U.S.$	INR	U.S.$	80.0	Sell

Hedges of highly probable forecast transactions	Forward contract	RUB	INR	RUB	150.0	Sell
	Option contract	U.S.$	INR	U.S.$	180.0	Sell

(1) “INR” means Indian rupees, “RON” means Romanian new leus, and “RUB” means Russian roubles.

Disclosure Of Detailed Information About Highly Probable Forecast Transactions Hedged Items [Table Text Block]
The table below summarizes the periods when the cash flows associated with highly probable forecast transactions that are classified as cash flow hedges are expected to occur:

	As of March 31,
	2018		2017
Cash flows in U.S. Dollars
Not later than one month	Rs.	1,955	Rs.	973
Later than one month and not later than three months		3,911		1,946
Later than three months and not later than six months		5,866		2,918
Later than six months and not later than one year		3,910		5,837
	Rs.	15,642	Rs.	11,674
Cash flows in Roubles
Not later than one month	Rs.	102	Rs.	57
Later than one month and not later than three months		204		115
Later than three months and not later than six months		306		-
Later than six months and not later than one year		611		-
	Rs.	1,223	Rs.	172